SHARE-BASED AWARDS (Schedule of Share-Based Compensation Expense) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SHARE-BASED AWARDS
Share-based compensation	¥ (5,919)	¥ 14,680
General and Administrative Expense [Member]
SHARE-BASED AWARDS
Share-based compensation	(6,424)	12,565
Selling Expenses [Member]
SHARE-BASED AWARDS
Share-based compensation	¥ 505	¥ 2,115